Loans receivable, net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subtotal	$ 25,889	$ 41,371
Notes, Loans and Financing Receivable, Gross, Current	23,716	41,179
Provision for loan losses	(2,172)	(192)
Total loans receivable, net	23,717	41,179
Less: classified as non-current loans receivable, net	(1,621)	(7,293)
Total current loans receivable, net	22,096	33,886
Consumer Loan
Notes, Loans and Financing Receivable, Gross, Current	21,170	35,611
Corporate Loans
Notes, Loans and Financing Receivable, Gross, Current	$ 4,719	$ 5,760